UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—May 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2020 Vanguard New York Tax-Exempt Funds

Vanguard New York Municipal Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

New York Municipal Money Market Fund	3

New York Long-Term Tax-Exempt Fund	23

Trustees Approve Advisory Arrangements	81

Liquidity Risk Management	83

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

·   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

·   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2019	5/31/2020	Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,005.13	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,007.50	$0.85
Admiral™ Shares	1,000.00	1,007.90	0.45
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.20	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46

7

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

New York Municipal Money Market Fund

Distribution by Effective Maturity1

As of May 31, 2020

1 - 7 Days	73.1%
8 - 30 Days	14.6
31 - 60 Days	1.5
61 - 90 Days	2.1
91 - 180 Days	4.7
Over 180 Days	4.0
1 Percentage of investments.

New York Municipal Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.3%)
New York (101.3%)
	Albany NY Industrial Development Agency Civic Facility Revenue (CHF Holland Suites LLC Project) VRDO	0.170%	6/5/20 LOC	6,940	6,940
	Amityville NY Union Free School District TAN	2.000%	6/19/20	11,000	11,003
[1]	Battery Park City NY Authority Revenue TOB VRDO	0.170%	6/5/20 LOC	25,500	25,500
	Bayport-Blue Point NY Union Free School District BAN	2.250%	7/17/20	8,200	8,209
	Bayport-Blue Point NY Union Free School District BAN	2.000%	2/5/21	12,835	12,918
[1]	BlackRock MuniYield New York Quality Fund Inc. VRDP VRDO	0.210%	6/5/20 LOC	130,000	130,000
	Brighton NY Central School District BAN	2.000%	6/30/20	12,000	12,006
	Carmel NY BAN	1.750%	10/2/20	12,360	12,376
	Clarkstown NY Central School District BAN	2.250%	7/24/20	15,994	16,014
	Connetquot NY Central School District of Islip TAN	1.750%	6/25/20	10,000	10,003
	Corning NY City School District BAN	2.250%	6/18/20	9,995	9,999
	Croton-Harmon NY Union Free School District BAN	2.500%	6/12/20	8,275	8,278
	Delaware Valley NY Industrial Development Authority Revenue (Delaware Valley Hospital) VRDO	0.260%	6/5/20 LOC	2,000	2,000
	East Hampton NY Union Free School District TAN	1.750%	6/25/20	14,000	14,004
	East Meadow NY Union Free School District BAN	2.250%	6/19/20	8,500	8,503
[1]	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	0.110%	6/1/20	6,665	6,665
	Franklin County NY Civic Development Corp. Revenue VRDO	0.180%	6/5/20 LOC	4,700	4,700
	Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	0.170%	6/5/20 LOC	14,795	14,795
	Half Hollow Hills NY Central School District TAN	2.000%	6/25/20	10,000	10,005

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Herricks NY Union Free School District GO	2.000%	8/7/20	9,020	9,033
[1]	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	0.200%	6/5/20 LOC	6,065	6,065
	Huntington NY Union Free School District TAN	2.000%	6/25/20	18,000	18,009
	Jamesville-Dewitt NY Central School District GO	2.000%	6/26/20	12,100	12,105
	Jefferson County NY BAN	1.750%	10/30/20	9,000	9,018
	Lancaster NY Central School District BAN	2.500%	6/12/20	22,400	22,407
	Liverpool NY Central School District BAN	2.250%	6/26/20	9,100	9,105
	Mechanicville NY School District BAN	2.500%	6/19/20	23,095	23,107
	Merrick NY Union Free School District BAN	1.750%	2/25/21	19,900	20,001
[1]	Nassau County NY GO TOB VRDO	0.170%	6/5/20 LOC	6,000	6,000
	Nassau County NY Interim Finance Authority VRDO	0.120%	6/5/20	10,485	10,485
	New Rochelle NY City School District BAN	2.000%	6/26/20	45,000	45,019
[1]	New York City Housing Development Corp. Revenue TOB VRDO	0.170%	6/5/20	5,000	5,000
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	0.110%	6/5/20 LOC	4,665	4,665
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	0.120%	6/5/20 LOC	9,400	9,400
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	0.130%	6/5/20 LOC	3,080	3,080
	New York City NY GO	5.000%	8/1/20	8,115	8,167
[1]	New York City NY GO TOB VRDO	0.100%	6/1/20 LOC	52,400	52,400
	New York City NY GO VRDO	0.070%	6/1/20	5,600	5,600
	New York City NY GO VRDO	0.070%	6/1/20	4,700	4,700
	New York City NY GO VRDO	0.080%	6/1/20 LOC	1,900	1,900
	New York City NY GO VRDO	0.190%	6/5/20 LOC	27,400	27,400
	New York City NY Health & Hospital Corp. Revenue (Health System) VRDO	0.130%	6/5/20 LOC	7,700	7,700
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.000%	11/1/20	12,265	12,265
[1]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	0.180%	6/5/20	8,335	8,335
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) VRDO	0.150%	6/5/20	29,380	29,380
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.800%	12/1/20	37,000	37,000
[1]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.170%	6/5/20	7,500	7,500
[1]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.170%	6/5/20	7,500	7,500

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.170%	6/5/20	14,455	14,455
[1]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.180%	6/5/20	6,665	6,665
[1]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.180%	6/5/20	7,605	7,605
	New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	0.140%	6/5/20	600	600
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (550 East 170th Street Apartments) VRDO	0.170%	6/5/20 LOC	3,975	3,975
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (941 Hoe Avenue Apartments) VRDO	0.160%	6/5/20 LOC	6,560	6,560
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Aldus Street Apartments) VRDO	0.160%	6/5/20 LOC	8,000	8,000
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner by the Bridge) VRDO	0.160%	6/5/20 LOC	6,860	6,860
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Villa Avenue Apartments) VRDO	0.160%	6/5/20 LOC	5,990	5,990
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Atlantic Court Apartments) VRDO	0.120%	6/5/20 LOC	14,500	14,500
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Lexington Courts) VRDO	0.140%	6/5/20 LOC	100	100
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	0.100%	6/5/20 LOC	100	100
	New York City NY Housing Development Corp. Revenue (Ogden Avenue Apartments) VRDO	0.120%	6/5/20 LOC	2,500	2,500
	New York City NY Housing Finance Agency Revenue (455 West 37) VRDO	0.100%	6/1/20 LOC	37,545	37,545
	New York City NY Housing Finance Agency Revenue (Grace Towers) VRDO	0.120%	6/5/20 LOC	9,230	9,230
	New York City NY Housing Finance Agency Revenue (West 25th Street) VRDO	0.120%	6/5/20 LOC	16,700	16,700
	New York City NY Industrial Development Agency Civic Facility Revenue (New York Congregational Nursing Center Project) VRDO	0.290%	6/5/20 LOC	935	935
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB PUT	0.170%	6/5/20 LOC	45,000	45,000

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.100%	6/1/20 LOC	15,485	15,485
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.100%	6/1/20 LOC	7,500	7,500
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.170%	6/5/20	3,000	3,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.200%	6/5/20	20,000	20,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	900	900
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	3,900	3,900
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	7,800	7,800
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	12,375	12,375
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	6,205	6,205
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	19,600	19,600
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	5,900	5,900
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	6/1/20	51,575	51,575
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	6/1/20	30,720	30,720
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	6/5/20	6,930	6,930
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	6/5/20	20,235	20,235
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.140%	6/5/20	2,900	2,900
[1]	New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	0.180%	6/5/20	3,335	3,335
[1]	New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	0.180%	6/5/20	5,250	5,250

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.170%	6/5/20	5,915	5,915
[1]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.180%	6/5/20	4,000	4,000
[1]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.180%	6/5/20	3,490	3,490
[1]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.180%	6/5/20	18,750	18,750
[1]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.180%	6/5/20	8,600	8,600
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.160%	6/5/20	5,000	5,000
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.170%	6/5/20	25,170	25,170
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.170%	6/5/20 LOC	11,800	11,800
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.170%	6/5/20	3,200	3,200
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.180%	6/5/20	7,500	7,500
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.180%	6/5/20	1,500	1,500
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.180%	6/5/20	3,335	3,335
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.210%	6/5/20	2,890	2,890
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.070%	6/1/20	2,800	2,800
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.070%	6/1/20	17,390	17,390
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.150%	6/5/20 LOC	19,060	19,060
[1]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.190%	6/5/20	18,100	18,100
	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	0.070%	6/1/20	16,220	16,220
	New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History) PUT	0.130%	10/5/20	19,000	19,000
	New York City NY Trust for Cultural Resources Revenue (New York Botanical Garden) VRDO	0.140%	6/5/20 LOC	1,015	1,015
	New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	0.140%	6/5/20	1,325	1,325
[1]	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society) TOB VRDO	0.190%	6/5/20	5,335	5,335
[1]	New York Liberty Development Corp. Revenue (7 World Trade Center Project) TOB VRDO	0.290%	6/5/20	8,000	8,000

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.130%	6/5/20 LOC	10,625	10,625
[1]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.110%	6/1/20	12,800	12,800
[1]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.180%	6/5/20	9,350	9,350
[1]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.180%	6/5/20	3,330	3,330
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.130%	6/5/20 LOC	17,840	17,840
[1]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.340%	6/5/20	11,000	11,000
	New York NY GO	5.000%	8/1/20	10,000	10,069
	New York NY GO	5.000%	8/1/20	4,000	4,022
[1]	New York NY GO TOB VRDO	0.170%	6/5/20 LOC	13,000	13,000
[1]	New York NY GO TOB VRDO	0.170%	6/5/20 LOC	5,000	5,000
[1]	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities) TOB VRDO	0.180%	6/5/20	5,820	5,820
	New York State Dormitory Authority Revenue (City University System)	6.000%	7/1/20 (4)	1,830	1,837
	New York State Dormitory Authority Revenue (City University System) VRDO	0.120%	6/5/20 LOC	73,655	73,655
	New York State Dormitory Authority Revenue (Columbia University) CP	0.750%	9/3/20	8,245	8,245
	New York State Dormitory Authority Revenue (Columbia University) VRDO	0.060%	6/5/20	27,075	27,075
	New York State Dormitory Authority Revenue (Cornell University) VRDO	0.030%	6/1/20	34,595	34,595
	New York State Dormitory Authority Revenue (Cornell University) VRDO	0.080%	6/5/20	4,695	4,695
	New York State Dormitory Authority Revenue (Cornell University) VRDO	0.080%	6/5/20	7,675	7,675
	New York State Dormitory Authority Revenue (Fordham University) VRDO	0.110%	6/5/20 LOC	2,815	2,815
	New York State Dormitory Authority Revenue (Fordham University) VRDO	0.110%	6/5/20 LOC	15,050	15,050
[1]	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center) TOB VRDO	0.160%	6/5/20	7,860	7,860
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	0.150%	6/5/20 LOC	4,450	4,450
[1]	New York State Dormitory Authority Revenue (Montefiore Obligated Group) TOB VRDO	0.160%	6/5/20 (4)LOC	13,270	13,270
[1,2]	New York State Dormitory Authority Revenue (New York University) TOB PUT	0.100%	6/1/20	16,780	16,780

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.160%	6/5/20	5,000	5,000
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.170%	6/5/20	6,000	6,000
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.170%	6/5/20	4,000	4,000
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.170%	6/5/20	31,290	31,290
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.180%	6/5/20	7,500	7,500
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.180%	6/5/20	6,250	6,250
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.180%	6/5/20	9,030	9,030
[1]	New York State Dormitory Authority Revenue (Rockefeller University) TOB VRDO	0.160%	6/5/20	3,200	3,200
	New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.110%	6/5/20	5,075	5,075
	New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.110%	6/5/20 LOC	5,440	5,440
	New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.110%	6/5/20 LOC	13,405	13,405
	New York State Dormitory Authority Revenue (University of Rochester) VRDO	0.070%	6/1/20 LOC	1,300	1,300
	New York State Dormitory Authority Revenue (University of Rochester) VRDO	0.110%	6/5/20 LOC	1,000	1,000
[1]	New York State Dormitory Authority Revenue TOB VRDO	0.160%	6/5/20 LOC	25,900	25,900
[1]	New York State Dormitory Authority Revenue TOB VRDO	0.190%	6/5/20	7,500	7,500
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	10,000	10,293
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.170%	6/5/20	3,365	3,365
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.170%	6/5/20	17,370	17,370
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.180%	6/5/20	7,500	7,500
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.180%	6/5/20	12,100	12,100
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.180%	6/5/20	7,500	7,500
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.180%	6/5/20	11,250	11,250
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.190%	6/5/20	15,345	15,345
[1]	New York State Dormitory Authority TOB VRDO	0.170%	6/5/20	7,000	7,000
[1]	New York State Dormitory Authority TOB VRDO	0.170%	6/5/20	10,000	10,000

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	New York State Dormitory Authority TOB VRDO	0.180%	6/5/20	6,185	6,185
[1]	New York State Dormitory Authority TOB VRDO	0.190%	6/5/20	21,870	21,870
	New York State Energy Research & Development Authority Facilities Revenue VRDO	0.150%	6/5/20 LOC	45,300	45,300
	New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	0.140%	6/5/20 LOC	51,705	51,705
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	0.110%	6/5/20 LOC	3,700	3,700
	New York State Housing Finance Agency Housing Revenue (330 Riverdale Avenue Apartments) VRDO	0.160%	6/5/20 LOC	1,700	1,700
	New York State Housing Finance Agency Housing Revenue (8 East 102nd Street)VRDO	0.130%	6/5/20 LOC	2,845	2,845
	New York State Housing Finance Agency Housing Revenue (Dock Street Rental LLC) VRDO	0.140%	6/5/20 LOC	10,975	10,975
	New York State Housing Finance Agency Housing Revenue (East 84th Street) VRDO	0.120%	6/5/20 LOC	16,900	16,900
	New York State Housing Finance Agency Revenue (1500 Lexington Associates LLC) VRDO	0.130%	6/5/20 LOC	18,000	18,000
	New York State Housing Finance Agency Revenue (250 West 50th Street Project)VRDO	0.120%	6/5/20 LOC	22,605	22,605
	New York State Housing Finance Agency Revenue (Sea Park West LP) VRDO	0.220%	6/5/20 LOC	14,100	14,100
	New York State Housing Finance Agency Revenue (Union Square South Housing) VRDO	0.120%	6/5/20 LOC	1,950	1,950
	New York State Housing Finance Agency Revenue VRDO	0.100%	6/5/20 LOC	18,900	18,900
	New York State Housing Finance Agency VRDO	0.120%	6/5/20	4,000	4,000
[1]	New York State Housing Finance Agency TOB VRDO	0.170%	6/5/20	6,665	6,665
[1]	New York State Mortgage Agency Homeowner Mortgage Revenue TOB VRDO	0.170%	6/5/20	3,365	3,365
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.090%	6/1/20	18,475	18,475
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.100%	6/1/20	11,870	11,870
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.120%	6/5/20	6,420	6,420
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.140%	6/5/20	19,300	19,300
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.180%	6/5/20	15,000	15,000
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.190%	6/5/20	4,600	4,600

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Power Authority Revenue CP	0.900%	6/2/20	13,610	13,610
	New York State Power Authority Revenue CP	0.300%	6/17/20	43,122	43,122
	New York State Power Authority Revenue CP	0.300%	8/6/20	33,100	33,100
[1,2]	New York State Power Authority Revenue TOB VRDO	0.170%	6/5/20	5,500	5,500
[1]	New York State Power Authority Revenue TOB VRDO	0.180%	6/5/20	3,500	3,500
[1]	New York State Power Authority Revenue TOB VRDO	0.180%	6/5/20	7,785	7,785
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/21	17,025	17,544
[1]	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	0.110%	6/1/20	8,470	8,470
[1]	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	0.180%	6/5/20	4,800	4,800
[1]	New York State Thruway Authority Revenue TOB VRDO	0.170%	6/5/20 LOC	2,080	2,080
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	7,500	7,754
[1]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.160%	6/5/20	1,760	1,760
[1]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.170%	6/5/20	5,850	5,850
[1]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.180%	6/5/20	10,300	10,300
[1]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.180%	6/5/20	3,750	3,750
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.110%	6/5/20 LOC	13,645	13,645
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.110%	6/5/20 LOC	4,000	4,000
[1]	New York State Urban Development Corp. Revenue TOB VRDO	0.180%	6/5/20	9,000	9,000
	New York State Urban Development Corp. Revenue VRDO	0.140%	6/5/20	3,600	3,600
[1]	New York State Urban Development Corp. TOB VRDO	0.180%	6/5/20	3,750	3,750
[1]	New York State Urban Development Corp. TOB VRDO	0.180%	6/5/20	13,780	13,780
	Niagara NY Area Development Corp. Revenue (Niagara Falls Memorial Medical Center) VRDO	0.200%	6/5/20 LOC	4,515	4,515
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.170%	6/5/20 LOC	10,000	10,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.170%	6/5/20 LOC	22,000	22,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.170%	6/5/20 LOC	20,000	20,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.170%	6/5/20 LOC	48,700	48,700
[1]	Nuveen New York Quality Municipal Fund VRDP VRDO	0.240%	6/5/20 LOC	34,800	34,800
	Oceanside NY Union Free School District GO	2.000%	6/25/20	9,250	9,254

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Onondaga County NY Industrial Development Agency Civic Facility Revenue (Syracuse Home Association Project) VRDO	0.230%	6/5/20 LOC	4,030	4,030
	Onondaga County NY Trust For Cultural Resources Revenue (Syracuse University Project) VRDO	0.100%	6/5/20 LOC	8,790	8,790
	Port Authority of New York & New Jersey Revenue CP	0.500%	6/10/20	12,995	12,995
	Port Authority of New York & New Jersey Revenue CP	0.850%	6/10/20	5,065	5,065
	Port Authority of New York & New Jersey Revenue CP	1.150%	6/11/20	12,260	12,260
	Port Authority of New York & New Jersey Revenue CP	0.600%	9/3/20	20,400	20,400
	Port Authority of New York & New Jersey Revenue CP	0.400%	9/9/20	9,190	9,190
	Port Authority of New York & New Jersey Revenue CP	0.550%	9/10/20	8,740	8,740
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.180%	6/5/20	8,475	8,475
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.180%	6/5/20	8,000	8,000
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.190%	6/5/20 LOC	16,515	16,515
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.240%	6/5/20	8,500	8,500
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.240%	6/5/20	2,260	2,260
[1]	Port Authority of New York & New Jersey TOB VRDO	0.190%	6/5/20	2,790	2,790
[1]	Regional Transportation Authority IL TOB VRDO	0.170%	6/5/20	7,500	7,500
	Scarsdale NY Union Free School District BAN	2.250%	6/26/20	10,287	10,293
	Schoharie County NY BAN	2.000%	2/5/21	14,085	14,176
	Sewanhaka NY Central High School District of Elmont TAN	2.000%	6/22/20	7,500	7,502
	Smithtown NY Central School District TAN	1.750%	6/26/20	43,000	43,012
	South Country NY Central School District of Brookhaven TAN	1.750%	6/25/20	20,000	20,005
	South Huntington NY Union Free School District TAN	1.750%	6/25/20	26,000	26,009
[1]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.170%	6/5/20	14,250	14,250
[1]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.180%	6/5/20	695	695
[1]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.180%	6/5/20	12,000	12,000
[1]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.290%	6/5/20	3,580	3,580
	Ulster County NY BAN	1.750%	11/19/20	29,431	29,509
[1]	Utility Debt Securitization Authority New York Revenue TOB VRDO	0.170%	6/5/20	1,000	1,000

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Utility Debt Securitization Authority New York Revenue TOB VRDO	0.210%	6/5/20	5,250	5,250
Webster NY Central School District BAN	2.250%	6/26/20	10,000	10,006
West Babylon NY Union Free School District TAN	1.750%	6/25/20	15,000	15,004
West Islip NY Union Free School District BAN	2.250%	6/22/20	9,500	9,505
West Islip NY Union Free School District BAN	2.250%	7/22/20	18,700	18,723
Westhampton Beach NY BAN	1.750%	10/23/20	10,800	10,822

Total Tax-Exempt Municipal Bonds (Cost $3,000,310)				3,000,310
Other Assets and Liabilities—Net (-1.3%)				(39,627)
Net Assets (100%)				2,960,683

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $1,155,880,000, representing 39.0% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Municipal Money Market Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,000,310)	3,000,310
Investment in Vanguard	144
Receivables for Investment Securities Sold	680
Receivables for Accrued Income	10,534
Receivables for Capital Shares Issued	3,900
Other Assets	1,854
Total Assets	3,017,422
Liabilities
Due to Custodian	23
Payables for Investment Securities Purchased	52,100
Payables for Capital Shares Redeemed	4,339
Payables for Distributions	44
Payables to Vanguard	233
Total Liabilities	56,739
Net Assets	2,960,683

At May 31, 2020, net assets consisted of:

Paid-in Capital	2,960,582
Total Distributable Earnings (Loss)	101
Net Assets	2,960,683

Net Assets
Applicable to 2,960,353,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,960,683
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	19,544
Total Income	19,544
Expenses
The Vanguard Group—Note B
Investment Advisory Services	367
Management and Administrative	2,007
Marketing and Distribution	251
Custodian Fees	8
Shareholders’ Reports	5
Trustees’ Fees and Expenses	1
Total Expenses	2,639
Expenses Paid Indirectly	(6)
Net Expenses	2,633
Net Investment Income	16,911
Realized Net Gain (Loss) on Investment Securities Sold	102
Net Increase (Decrease) in Net Assets Resulting from Operations	17,013

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,911	46,809
Realized Net Gain (Loss)	102	46
Net Increase (Decrease) in Net Assets Resulting from Operations	17,013	46,855
Distributions[1]
Total Distributions	(16,920)	(46,812)
Capital Share Transactions (at $1.00 per share)
Issued	1,264,049	2,104,177
Issued in Lieu of Cash Distributions	15,516	43,491
Redeemed	(1,772,601)	(1,908,137)
Net Increase (Decrease) from Capital Share Transactions	(493,036)	239,531
Total Increase (Decrease)	(492,943)	239,574
Net Assets
Beginning of Period	3,453,626	3,214,052
End of Period	2,960,683	3,453,626

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.005 [1]	.014 [1]	.012 [1]	.007 [1]	.003	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.005	.014	.012	.007	.003	.0001
Distributions
Dividends from Net Investment Income	(.005)	(.014)	(.012)	(.007)	(.003)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.014)	(.012)	(.007)	(.003)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.51%	1.39%	1.24%	0.67%	0.26%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,961	$3,454	$3,214	$2,424	$2,059	$2,190
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.13%[3]	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.03%	1.38%	1.24%	0.67%	0.25%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Notes to Financial Statements

Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

New York Municipal Money Market Fund

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $144,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Municipal Money Market Fund

E. As of May 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,000,310
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

F. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $353,225,000 and $365,600,000, respectively.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2020

Under 1 Year	3.9%
1 - 3 Years	2.5
3 - 5 Years	2.4
5 - 10 Years	10.9
10 - 20 Years	43.1
20 - 30 Years	30.7
Over 30 Years	6.5

The table reflects the fund’s investments, except for short-term investments.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (99.3%)
Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.000%	11/15/20 (Prere.)	325	333
Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.125%	11/15/20 (Prere.)	150	154
Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/43	975	997
Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/48	800	815
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20 (Prere.)	2,500	2,539
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20 (Prere.)	3,800	3,859
Battery Park City NY Authority Revenue PUT	0.130%	6/5/20 LOC	150	150
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	6,378
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/32	2,000	1,104
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/33	2,385	1,235
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/35	1,750	805
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	812
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46	1,305	314
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22	1,250	1,277
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	1,864
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,722
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,128
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/30	5,990	6,142
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	3,830	3,759
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/24	1,395	1,432

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/25	2,170	2,505
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/25	1,590	1,637
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/37	5,515	5,509
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/40	5,270	5,809
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/30	1,155	1,308
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.250%	7/1/35	2,430	2,746
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/47	3,000	3,556
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/24	500	584
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/25	630	758
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/26	1,000	1,211
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/28	2,010	2,431
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/29	500	604
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/35 (4)	400	422
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/36 (4)	400	421
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/37 (4)	465	485
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	5.000%	7/1/25	100	120
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	5.000%	7/1/26	85	105
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	5.000%	7/1/27	75	94
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	5.000%	7/1/35	130	164
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/36	130	155
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/37	165	189
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/38	150	171
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	3.000%	7/1/39	550	566
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/44	975	1,092
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/49	1,400	1,559
Build NYC NY Resource Corp. Revenue (Consortium for Worker Education Inc.)	5.000%	12/1/39	2,140	1,951

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Build NYC NY Resource Corp. Revenue (Consortium for Worker Education Inc.)	5.000%	12/1/49	1,455	1,253
Copiague NY Union Free School District GO	3.000%	2/15/33	1,005	1,066
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,401
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,855
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	544
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	328
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/27	700	761
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,029
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	539
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	250	275
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	408
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	220	241
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	614
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	1,170	1,272
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	255
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	450	486
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	211
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	250	268
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	1,390	1,487

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/36	170	179
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/41	415	431
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	310
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24 (Prere.)	655	778
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24 (Prere.)	2,000	2,375
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,775
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,359
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,874
Dutchess County NY Local Development Corp. Revenue (Marist College Project)	5.000%	7/1/40	1,445	1,612
Dutchess County NY Local Development Corp. Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,373
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/34	2,135	2,403
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/35	1,000	1,116
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/37	1,100	1,213
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/38	1,000	1,099
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/44	3,810	4,100
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/49	6,600	7,077
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,323
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,605
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,427
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,181
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,474
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/45	9,150	11,197
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	4.000%	7/1/46	5,500	5,973

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/31	1,000	1,202
	Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/33	600	708
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/39	1,010	1,258
	Erie County NY GO	5.000%	4/1/25	560	606
[1]	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	0.190%	6/5/20	4,135	4,135
	Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/29	2,250	2,538
	Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/30	2,000	2,227
	Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/31 (4)	1,100	1,264
	Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/33 (4)	300	344
	Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/36 (4)	1,000	1,145
	Hempstead NY GO	4.000%	4/1/29 (4)	4,500	5,158
	Hempstead NY Local Development Corp. Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,322
	Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,215
	Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/41	2,815	2,874
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/26	700	797
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27	1,740	2,001
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/29	2,170	2,363
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/30	670	753
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/32	370	410
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/34	1,800	1,922
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38	480	521
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38	870	953
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39	1,645	1,737
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/43	1,025	1,106
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/44	1,670	1,745
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/48	1,100	1,183
	Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/21 (Prere.)	350	362

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/32	2,500	3,025
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33	2,125	2,555
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34	14,000	16,767
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	5,270	6,257
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	3,600	4,259
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/38	3,000	3,538
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/39	4,500	5,295
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/42	12,750	14,917
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/44	11,000	11,967
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45	9,500	11,059
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	2,860	2,959
Johnstown NY City School District GO	3.000%	6/15/33	1,935	2,031
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/24 (4)	19,830	19,155
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26	3,400	3,702
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26	1,000	1,202
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26	520	640
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/27 (4)	15,905	14,416
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27	865	1,088
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	1,550	1,686
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	1,000	1,242
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	750	911
Long Island NY Power Authority Electric System Revenue	4.000%	9/1/34	12,550	14,369
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34	4,500	5,165
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34	1,050	1,273
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	6,000	6,879
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,500	1,812
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	2,400	2,963

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	2,000	2,364
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	2,285	2,810
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37	7,625	8,243
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37	2,150	2,634
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	2,150	2,626
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	5,500	6,286
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41	2,500	2,930
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42	7,500	8,939
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	17,550	19,997
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/47	4,015	4,764
Long Island NY Power Authority Electric System Revenue PUT	1.650%	9/1/24	5,000	4,994
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,731
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,915
Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	7,000	7,167
Metropolitan Transportation Authority NY Revenue	5.250%	11/15/24 (2)	10,000	10,643
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/26	410	457
Metropolitan Transportation Authority NY Revenue	5.000%	5/15/30	5,000	5,429
Metropolitan Transportation Authority NY Revenue	0.000%	11/15/33	500	295
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	5,000	5,010
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	155	155
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44 (4)	5,000	5,675
Metropolitan Transportation Authority NY Revenue	4.750%	11/15/45	8,000	8,488
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/46	1,500	1,487
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/49	2,500	2,696
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/50	10,000	10,789
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/51	4,000	3,952
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/52 (15)	5,000	5,692

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/53 (15)	540	571
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/54 (4)	15,310	16,183
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/55	5,000	5,500
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/24	17,500	18,418
[1]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.240%	6/5/20 (4)	2,975	2,975
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/33	1,330	1,698
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/34	1,750	2,229
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/35	1,250	1,589
	Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23	305	306
	Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/30	3,500	3,613
	Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/35	3,000	3,085
	Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/40	3,700	3,792
	Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/22	340	362
	Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/23	470	510
	Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/32	600	663
	Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	4.000%	10/1/47	1,300	1,241
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,850
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,184
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,273
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,217
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,265

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,767
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,635	5,966
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,684
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.500%	6/1/39	1,500	1,628
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.000%	6/1/44	2,500	2,656
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/33	1,650	1,864
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/29	1,250	1,476
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/31	1,000	1,174
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,456
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32	1,780	2,024
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32	1,295	1,473
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/32	1,640	1,916
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/33	1,400	1,630
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36	1,000	1,113
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36	900	1,001
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,201
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,153
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/39	1,500	1,617
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/45	4,030	4,589

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mount Vernon NY School District GO	4.000%	12/1/32	2,480	2,907
Mount Vernon NY School District GO	4.000%	12/1/33	2,370	2,766
Nassau County NY GO	5.000%	4/1/34	1,740	1,943
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/21	715	747
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/22	2,350	2,550
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/27	8,075	8,634
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/31	2,000	2,125
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/37	1,000	1,054
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/22 (Prere.)	4,000	4,392
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/22 (Prere.)	3,025	3,322
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/22 (Prere.)	8,245	9,054
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/22 (Prere.)	1,535	1,686
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/23	700	778
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/23	125	139
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/24	500	571
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/24	125	143
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,581
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,665
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,876

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,733
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,931
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,100
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/34	2,220	2,421
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/22	270	287
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/25	325	366
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/26	335	373
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/27	425	471
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/28	375	414
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,222
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,072
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/45	2,030	2,139
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	750	841
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,559
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,511
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,131
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,778
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,920
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,129
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,986
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,095
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	1,875	1,888
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/27	200	236
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/28	270	316
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/29	225	264

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/30	310	363
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/32	660	772
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/33	730	853
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/34	580	677
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/38	1,000	1,161
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,146
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,130	1,190
New York City NY Educational Construction Fund	5.000%	4/1/36	3,100	3,885
New York City NY Educational Construction Fund	5.000%	4/1/37	2,850	3,558
New York City NY GO	5.000%	8/1/22	2,535	2,790
New York City NY GO	5.000%	8/1/24	3,390	3,990
New York City NY GO	5.000%	8/1/24	2,965	3,489
New York City NY GO	5.000%	8/1/25	2,360	2,613
New York City NY GO	5.000%	8/1/26	3,140	3,804
New York City NY GO	5.000%	8/1/27	4,560	5,287
New York City NY GO	5.000%	8/1/28	3,000	3,555
New York City NY GO	5.000%	8/1/28	2,320	2,950
New York City NY GO	5.000%	8/1/29	5,010	5,851
New York City NY GO	5.000%	8/1/29	3,515	4,209
New York City NY GO	5.000%	8/1/29	5,070	6,157
New York City NY GO	5.000%	8/1/29	5,195	6,569
New York City NY GO	5.000%	8/1/30	6,220	6,958
New York City NY GO	5.000%	8/1/30	2,335	2,659
New York City NY GO	5.000%	8/1/30	3,000	3,539
New York City NY GO	5.000%	8/1/30	5,050	6,109
New York City NY GO	5.000%	8/1/30	4,720	5,710
New York City NY GO	5.000%	8/1/30	4,000	5,022
New York City NY GO	5.000%	3/1/31	6,000	6,608
New York City NY GO	4.000%	8/1/31	2,775	3,233
New York City NY GO	5.000%	8/1/31	2,000	2,307
New York City NY GO	5.000%	8/1/31	8,550	10,176
New York City NY GO	5.000%	8/1/31	1,440	1,795
New York City NY GO	5.000%	8/1/31	7,810	9,615
New York City NY GO	5.000%	12/1/31	1,770	2,150
New York City NY GO	5.000%	3/1/32	5,000	5,492
New York City NY GO	4.000%	8/1/32	1,935	2,229
New York City NY GO	5.000%	8/1/32	8,770	10,177
New York City NY GO	5.000%	8/1/32	3,735	4,618
New York City NY GO	5.000%	8/1/32	1,250	1,581
New York City NY GO	5.000%	3/1/33	4,500	4,965
New York City NY GO	5.000%	8/1/33	2,875	3,398
New York City NY GO	5.000%	8/1/33	1,010	1,120
New York City NY GO	5.000%	8/1/33	1,145	1,371
New York City NY GO	5.000%	8/1/33	1,000	1,256
New York City NY GO	4.000%	8/1/34	4,535	5,193

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/34	2,000	2,502
New York City NY GO	5.000%	8/1/34	2,260	2,827
New York City NY GO	5.000%	12/1/34	5,000	6,222
New York City NY GO	5.000%	10/1/35	1,945	2,352
New York City NY GO	5.000%	12/1/35	2,500	3,002
New York City NY GO	4.000%	3/1/36	1,500	1,748
New York City NY GO	5.000%	6/1/36	910	1,055
New York City NY GO	4.000%	8/1/36	2,500	2,839
New York City NY GO	5.000%	10/1/36	5,000	6,025
New York City NY GO	5.000%	10/1/36	15	16
New York City NY GO	5.000%	3/1/37	6,790	7,400
New York City NY GO	5.000%	3/1/37	7,500	9,106
New York City NY GO	5.000%	3/1/37	3,500	4,425
New York City NY GO	5.000%	8/1/37	4,000	4,758
New York City NY GO	5.000%	3/1/38	7,500	9,104
New York City NY GO	5.000%	3/1/38	2,000	2,518
New York City NY GO	5.000%	4/1/38	1,000	1,216
New York City NY GO	5.000%	8/1/38	10,000	11,877
New York City NY GO	5.000%	10/1/38	6,500	7,809
New York City NY GO	5.000%	3/1/39	2,000	2,510
New York City NY GO	5.000%	10/1/39	8,910	10,648
New York City NY GO	4.000%	3/1/41	4,000	4,575
New York City NY GO	4.000%	10/1/41	6,000	6,658
New York City NY GO	4.000%	12/1/41	1,215	1,367
New York City NY GO	5.000%	12/1/41	8,000	9,537
New York City NY GO	4.000%	3/1/42	1,500	1,711
New York City NY GO	4.000%	12/1/42	3,835	4,306
New York City NY GO	5.000%	3/1/43	5,500	6,832
New York City NY GO	5.000%	4/1/43	5,000	5,992
New York City NY GO	4.000%	12/1/43	1,835	2,056
New York City NY GO	4.000%	12/1/43	2,415	2,705
New York City NY GO	4.000%	3/1/44	2,000	2,270
New York City NY GO	4.000%	8/1/44	9,205	10,371
New York City NY GO	3.000%	3/1/45	2,000	2,037
New York City NY GO	5.000%	4/1/45	5,000	5,969
New York City NY GO	4.000%	3/1/50	12,025	13,519
New York City NY GO VRDO	0.070%	6/1/20 LOC	695	695
New York City NY GO VRDO	0.080%	6/1/20 LOC	2,140	2,140
New York City NY Housing Development Corp. Capital Fund Grant Program Revenue (New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,136
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,054
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,428
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,938
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,235
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.600%	11/1/33	4,000	4,365
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,258

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.250%	11/1/43	16,000	17,384
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.950%	11/1/48	8,000	8,498
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53	15,000	15,908
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.800%	5/1/28	2,025	2,222
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.850%	11/1/28	3,195	3,509
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.900%	5/1/29	3,480	3,824
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.950%	11/1/29	1,670	1,836
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.100%	5/1/30	1,300	1,424
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.125%	11/1/30	2,000	2,189
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.150%	5/1/31	1,325	1,448
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.400%	11/1/39	3,000	3,229
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.800%	11/1/39	2,355	2,534
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.800%	11/1/47	1,000	1,057
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.900%	11/1/48	4,000	4,238
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	4.050%	11/1/48	4,040	4,330
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.650%	11/1/49	3,550	3,778
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.950%	11/1/49	3,500	3,740
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.750%	11/1/54	3,225	3,404
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	1.750%	7/3/23	4,000	4,050

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,619
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,050	5,497
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	10,030	10,130
New York City NY Housing Development Corp. Revenue	5.000%	7/1/25	4,220	4,762
New York City NY Housing Development Corp. Revenue	5.250%	7/1/30	15,000	16,919
New York City NY Industrial Development Agency Civic Facility Revenue (Churchill School Center Project)	2.250%	10/1/29 (12)	1,425	1,462
New York City NY Industrial Development Agency Civic Facility Revenue (United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.)	5.000%	7/1/34	4,865	5,221
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.125%	1/1/29 (12)	1,620	1,627
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.375%	1/1/39 (12)	4,000	4,018
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	5,285	3,730
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	2,920
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	14,550	14,620
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	2,545	3,061
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	3,000	3,625
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	6,125	6,827
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,000	3,607
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,598
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	10,035	11,541
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	9,247
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	3,000	3,589
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37	11,150	12,776
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37	3,005	3,586

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,943
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	4,965	5,845
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	12,288
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	12,107
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,722
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,814
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	5,915	6,951
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	10,040	11,799
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/40	7,000	8,262
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/41	7,500	8,759
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/41	5,000	5,882
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/41	4,740	5,615
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/42	5,000	5,904
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,545	9,718
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,014
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	14,455	16,849
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	18,116
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,491
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,561
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49	7,000	7,957
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49	11,735	14,454
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	6/1/20	85	85
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	2,130	2,130
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	1,520	1,520
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	4,285	4,285

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	6,200	6,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	29,100	29,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	2,000	2,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	2,150	2,150
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	14,200	14,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	7,300	7,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	6/1/20	1,100	1,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	6/1/20	5,700	5,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	6/5/20	16,855	16,855
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/29	10,000	11,789
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/30	2,800	3,294
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/26	1,970	2,324
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,414
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	2,820	3,587
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,750	4,723
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	1,910	2,405
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,215	6,410
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	8,205	8,848
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,796
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	6,257
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	3,000	3,737
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	2,500	2,937

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	4,745	5,751
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36	3,100	3,494
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36	3,520	4,025
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36	5,000	5,765
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36	5,000	6,169
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/37	5,050	5,751
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	8,000	9,832
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	14,190	16,112
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	5,000	5,677
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38	3,000	3,676
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/39	3,000	3,398
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/40	5,000	5,461
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	11,510	13,203
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	7,010	8,148
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41	2,000	2,321
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43	1,410	1,613
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43	10,500	12,724
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/45	5,000	5,639
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/46	3,000	3,343
New York City NY Transitional Finance Authority Building Aid Revenue	3.500%	7/15/47	8,510	9,062
New York City NY Transitional Finance Authority Building Aid Revenue	3.000%	7/15/49	5,000	5,173
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,334
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	191
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,266
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	2,530	3,020
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	5,050	6,078
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30	4,825	5,603

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,500	2,938
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	7,300	8,057
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	5,370	6,416
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	12,000	14,687
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	10,275	12,177
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	9,500	11,324
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	2,195	2,416
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	5,035	5,587
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,533
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/34	3,880	4,414
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	5,500	6,618
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35	3,600	4,025
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	4,000	4,425
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/36	2,500	2,962
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	2,000	2,382
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	5,000	5,652
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	11,600	13,347
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	1,250	1,474
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	5,020	5,655
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	5,000	5,866
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/38	2,235	2,623
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	10,000	11,928
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/39	2,000	2,339
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	4,965	5,929
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	4,000	4,730
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/40	7,000	8,004
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	2,500	2,851

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/43	1,000	1,122
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/44	4,000	4,477
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/45	5,000	5,751
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	6/1/20	4,800	4,800
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.070%	6/1/20	8,960	8,960
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.070%	6/1/20	4,310	4,310
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.070%	6/1/20	6,135	6,135
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.070%	6/1/20	4,300	4,300
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	2,750	3,419
New York City NY Transitional Finance Authority Revenue	4.000%	11/1/40	2,305	2,652
New York City NY Transitional Finance Authority Revenue	3.000%	8/1/42	1,960	1,984
New York City NY Transitional Finance Authority Revenue	3.000%	5/1/45	6,360	6,427
New York City NY Transitional Finance Authority Revenue	4.000%	11/1/45	1,675	1,904
New York City NY Transitional Finance Authority Revenue VRDO	0.060%	6/1/20	4,000	4,000
New York City NY Transitional Finance Authority Revenue VRDO	0.140%	6/5/20	11,000	11,000
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/25	250	291
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/26	275	326
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/27	275	331
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/28	385	470
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/29	350	432
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/30	400	489
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/31	500	606
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/32	350	420
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/33	450	537
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/34	400	476
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/35	500	592
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/36	750	884

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/37	500	587
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/38	500	585
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/39	605	707
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,543
New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	0.070%	6/1/20	5,600	5,600
New York Convention Center Development Corp. Revenue	0.000%	11/15/32	2,000	1,330
New York Convention Center Development Corp. Revenue	0.000%	11/15/33	2,000	1,269
New York Convention Center Development Corp. Revenue	5.000%	11/15/33	4,345	4,722
New York Convention Center Development Corp. Revenue	0.000%	11/15/34	3,000	1,824
New York Convention Center Development Corp. Revenue	0.000%	11/15/36 (15)	6,000	3,475
New York Convention Center Development Corp. Revenue	5.000%	11/15/40	12,915	13,856
New York Convention Center Development Corp. Revenue	0.000%	11/15/41 (15)	8,320	3,865
New York Convention Center Development Corp. Revenue	0.000%	11/15/44 (4)	11,075	4,492
New York Convention Center Development Corp. Revenue	5.000%	11/15/45	4,035	4,304
New York Convention Center Development Corp. Revenue	5.000%	11/15/46	13,640	14,688
New York Counties Tobacco Trust Revenue	5.625%	6/1/35	9,885	10,333
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,845	2,979
New York Liberty Development Corp. Revenue	5.000%	12/15/41	11,750	12,385
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,298
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,134
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	20,815
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,385
New York Liberty Development Corp. Revenue	5.750%	11/15/51	20,000	21,061
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/32	1,650	1,769
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/40	4,680	4,977
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	3/15/44	5,965	6,285

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	62,315	81,729
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37	10,291	14,004
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	1,925	2,150
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	1,160	1,296
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	3,325	3,714
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	3,070	3,429
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	2,050	2,338
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/27	2,240	1,763
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	6,520	6,912
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	4,250	4,505
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/29	6,510	4,698
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,000	3,180
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,301
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	3,000	3,208
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	7,500	7,510
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/32	500	310
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	7,500	7,505
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	4,950	5,195
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	3,000	3,137
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	3,250	3,398
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	4,505	4,676
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	5,000	5,212
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	6,020	6,149
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/39	3,655	3,790
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/46	5,000	4,958
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/55	2,045	2,157
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/56	2,000	2,103

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,000	5,321
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57	4,000	4,291
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,434
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,885	3,389
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	11,674
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,665	3,114
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	500	318
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	2,906
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,100	11,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,770	2,019
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	12,020	13,672
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,875	10,070
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/42	40	45
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46	5,000	5,601
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	8,000	9,028
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	5,075	5,769
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/57	5,865	6,726
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	21,375	22,315
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56	22,000	24,054
New York Metropolitan Transportation Authority Revenue VRDO	0.080%	6/1/20 LOC	560	560
New York NY GO	5.000%	8/1/26	3,875	4,786
New York NY GO	5.000%	1/1/27	3,500	4,353
New York NY GO	5.000%	8/1/27	5,685	7,169
New York NY GO	5.000%	8/1/27	3,190	4,023
New York NY GO	5.000%	9/1/27	3,805	4,808
New York NY GO	5.000%	10/1/32	2,485	3,187
New York NY GO	5.000%	12/1/32	1,240	1,560
New York NY GO	3.250%	3/1/33	3,000	3,224
New York NY GO	4.000%	10/1/35	1,000	1,163
New York NY GO	5.000%	10/1/36	2,590	3,253
New York NY GO	4.000%	10/1/37	1,500	1,727
New York NY GO	4.000%	8/1/38	5,000	5,724

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York NY GO	5.000%	10/1/38	2,910	3,644
	New York NY GO	5.000%	3/1/39	5,315	6,414
	New York NY GO	4.000%	10/1/39	4,000	4,571
	New York NY GO	5.000%	10/1/39	2,220	2,760
	New York NY GO	4.000%	10/1/40	3,000	3,419
	New York NY GO	4.000%	8/1/42	7,000	7,925
	New York NY GO	5.000%	10/1/42	3,000	3,702
	New York NY GO	5.000%	10/1/43	3,000	3,693
	New York NY GO	3.000%	10/1/44	3,000	3,056
	New York NY GO	3.500%	4/1/46	3,000	3,149
	New York NY GO VRDO	0.060%	6/1/20	2,110	2,110
	New York Power Authority Revenue	4.000%	11/15/45	7,000	8,201
	New York Power Authority Revenue	4.000%	11/15/50	8,500	9,902
	New York Power Authority Revenue	4.000%	11/15/55	13,000	15,087
	New York Power Authority Revenue	3.250%	11/15/60	3,000	3,097
	New York Power Authority Revenue	4.000%	11/15/60	5,500	6,330
	New York State Dormitory Authority	5.000%	2/15/29	5,100	6,341
	New York State Dormitory Authority	5.000%	2/15/31	9,130	11,211
	New York State Dormitory Authority	5.000%	2/15/37	5,400	6,445
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/22 (Prere.)	13,500	14,839
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/32	1,530	1,780
	New York State Dormitory Authority Revenue	5.000%	10/1/23	4,150	4,690
	New York State Dormitory Authority Revenue	5.000%	10/1/24	5,525	6,421
	New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,299
	New York State Dormitory Authority Revenue	5.000%	10/1/28	3,060	3,726
	New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,729
	New York State Dormitory Authority Revenue	5.000%	10/1/29	3,000	3,663
	New York State Dormitory Authority Revenue	5.000%	1/15/30	1,535	1,905
	New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	7,000	8,707
	New York State Dormitory Authority Revenue	5.000%	10/1/30	2,000	2,429
	New York State Dormitory Authority Revenue	5.000%	1/15/31	5,000	6,161
	New York State Dormitory Authority Revenue	3.000%	10/1/31	10,000	10,740
	New York State Dormitory Authority Revenue	5.000%	10/1/31	2,015	2,433
	New York State Dormitory Authority Revenue	5.000%	7/1/32	540	689
	New York State Dormitory Authority Revenue	3.000%	10/1/32	10,300	10,954
[2]	New York State Dormitory Authority Revenue	5.000%	10/1/32 (4)	1,000	1,243
	New York State Dormitory Authority Revenue	5.000%	7/1/33	1,210	1,533
[2]	New York State Dormitory Authority Revenue	5.000%	10/1/33 (4)	1,290	1,594
[2]	New York State Dormitory Authority Revenue	5.000%	4/1/34	1,290	1,584
[2]	New York State Dormitory Authority Revenue	5.000%	10/1/34 (4)	2,500	3,082
[2]	New York State Dormitory Authority Revenue	5.000%	10/1/34	1,175	1,444
	New York State Dormitory Authority Revenue	5.000%	3/15/35	5,000	6,181
[2]	New York State Dormitory Authority Revenue	4.000%	4/1/35	1,055	1,177
	New York State Dormitory Authority Revenue	4.000%	7/1/35	1,355	1,578
	New York State Dormitory Authority Revenue	4.000%	7/1/35	570	633
[2]	New York State Dormitory Authority Revenue	4.000%	10/1/35	645	720
[2]	New York State Dormitory Authority Revenue	5.000%	10/1/35 (4)	1,110	1,364
	New York State Dormitory Authority Revenue	5.000%	3/15/36	6,700	8,249
	New York State Dormitory Authority Revenue	4.000%	7/1/36	2,000	2,206
	New York State Dormitory Authority Revenue	4.000%	7/1/37	1,020	1,120

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue	5.000%	3/15/39	5,000	6,094
New York State Dormitory Authority Revenue	4.000%	7/1/43	1,410	1,523
New York State Dormitory Authority Revenue	4.000%	3/15/47	5,000	5,507
New York State Dormitory Authority Revenue	4.000%	3/15/48	5,000	5,502
New York State Dormitory Authority Revenue	4.000%	7/1/49	4,000	4,286
New York State Dormitory Authority Revenue	4.000%	7/1/50	10,000	10,822
New York State Dormitory Authority Revenue	4.000%	7/1/53	22,150	23,812
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	1,695	2,007
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	6,000	7,059
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	5,000	5,668
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	5,000	5,638
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	5,030	5,810
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	1,500	1,793
New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/26	750	878
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/31	1,100	1,182
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/32	1,340	1,430
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/36	530	579
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/37	505	550
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/38	405	440
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/39	1,010	1,093
New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/43	1,185	1,319
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/45	1,500	1,601
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/49	1,460	1,552
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,210	1,329
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,000	1,098
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,630	1,790
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,000	1,098
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/29	1,010	1,247
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/30	850	1,035
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	3.000%	7/1/31	2,400	2,514

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/32	710	754
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/32	900	1,080
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	3.000%	7/1/33	2,595	2,636
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/34	700	832
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/35	700	828
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/37	1,705	1,837
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/38	2,200	2,363
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/39	1,305	1,398
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/40	650	695
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/45	3,500	3,697
New York State Dormitory Authority Revenue (City University System) VRDO	0.120%	6/5/20 LOC	10,400	10,400
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/38	5,000	6,301
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/45	2,000	3,161
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46	1,250	1,511
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46	3,000	4,784
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/47	950	1,528
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/48	15,255	24,718
New York State Dormitory Authority Revenue (Cornell University)	5.000%	7/1/31	2,500	3,446
New York State Dormitory Authority Revenue (Cornell University)	4.000%	7/1/50	7,465	8,735
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/20	215	215
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/21	440	452
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/28	540	561
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.500%	7/1/33	1,000	1,062
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/34	350	359
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/42	600	609
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.750%	7/1/43	7,105	7,533
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	400	477

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29	1,300	1,544
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29	850	1,034
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/30	515	622
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/33	500	543
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/34	1,660	1,797
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/34	755	874
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/35	1,650	1,780
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/35	500	577
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,879
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,367
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,335	8,126
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,575	8,271
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/26	2,355	2,484
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/27	1,520	1,600
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27	5,035	6,367
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32	1,875	2,326
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34	3,000	3,437
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35	1,420	1,621
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37	1,350	1,516
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42	5,000	5,970
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47	11,500	12,733

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/24	500	553
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/28	1,555	1,819
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	3,215	3,709
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/30	3,000	3,471
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/31	780	887
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/33	2,250	2,560
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/35	2,200	2,480
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/36	405	421
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/37	3,420	3,533
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/37	300	311
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/38	4,475	4,609
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/38	600	620
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/39	550	567
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/40	1,870	1,925
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/45	3,900	4,001
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/50	8,800	9,015
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.150%	7/1/24 (14)	2,000	2,248
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,004
New York State Dormitory Authority Revenue (New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,005
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/22	910	979
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/26	670	755
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27	780	917
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/28	700	819
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/29	1,500	1,745
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/32	745	849
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/33	400	453

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22 (Prere.)	3,625	3,985
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22 (Prere.)	10,000	10,992
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22 (Prere.)	4,200	4,617
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22 (Prere.)	3,250	3,572
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/28	4,510	5,567
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30	2,000	2,427
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30	5,065	6,212
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32	1,000	1,165
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/33	2,365	2,743
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/35	6,210	7,114
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/36	6,025	6,864
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/38	7,290	7,991
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39	9,500	10,556
	New York State Dormitory Authority Revenue (New York University)	5.500%	7/1/40 (2)	500	734
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43	9,320	10,286
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/45	5,000	5,747
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/48	8,000	9,515
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/49	7,500	9,296
[1]	New York State Dormitory Authority Revenue (New York University) TOB PUT	0.100%	6/1/20	600	600
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/27	1,595	1,835
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/28	2,000	2,294
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/29	7,910	9,046
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/30	2,165	2,466
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32	2,500	2,818

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/33	3,500	3,938
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/36	3,000	3,350
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/39	4,000	4,194
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/43	2,050	2,264
New York State Dormitory Authority Revenue (Northwell Health Obligated Group) PUT	5.000%	5/1/24	2,000	2,254
New York State Dormitory Authority Revenue (Northwell Health Obligated Group) PUT	5.000%	5/1/26	2,000	2,364
New York State Dormitory Authority Revenue (NY Personal Income Tax)	4.000%	3/15/28	3,290	3,763
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/27	1,400	1,655
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/28	1,300	1,526
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/30	1,100	1,278
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31	1,200	1,387
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33	1,000	1,144
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/35	1,000	1,136
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37	1,000	1,123
New York State Dormitory Authority Revenue (Pace University)	4.250%	5/1/23	2,500	2,542
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23 (Prere.)	20	23
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/25	1,270	1,375
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/27	1,025	1,099
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/28	1,470	1,572

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/29	1,610	1,718
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24 (Prere.)	15	18
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/28 (Prere.)	10	14
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	4,985	5,697
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,000	1,195
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	3,240	3,791
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,592
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	5,000	6,055
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/33	1,750	2,097
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34	3,500	4,222
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34	5,000	6,110
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,510	4,227
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	7,500	9,684
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35	4,305	5,080
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35	5,030	6,065
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36	3,000	3,515
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	3,000	3,605
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	1,000	1,180
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37	3,000	3,495
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	7,860	9,487
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/37	5,000	5,659
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/38	4,670	5,421
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	7,450	8,859
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	3,705	4,187
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/38	5,000	6,245
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	3,000	3,468
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/40	3,000	3,460

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41	5,000	5,625
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	500	596
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/47	4,230	4,807
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/48	10,890	12,167
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	2/15/49	3,000	3,075
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/49	10,000	11,336
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/23	510	569
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/25	500	571
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/27	420	503
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/28	1,000	1,133
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29	500	565
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29	1,010	1,199
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/30	500	591
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/31	650	765
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/34	2,000	2,216
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39	1,805	1,982
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39	1,205	1,376
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/22 (Prere.)	2,290	2,517
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/22 (Prere.)	3,000	3,298
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/34	750	940
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/37	1,550	1,917
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/38	1,905	2,349
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	4.000%	7/1/44	10,355	11,631
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/49	5,000	6,041
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/33	2,670	2,930
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/34	2,720	2,983
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/35	8,000	10,463

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Rockefeller University)	4.000%	7/1/49	2,500	2,897
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	1,000	1,109
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	1,425	1,746
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,193
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,183
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,772
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/31 (4)	750	883
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,177
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,176
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33	600	714
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,174
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34	520	650
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/26	740	852
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/27	650	746
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/44	2,500	2,634
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/22 (Prere.)	2,250	2,473
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/23 (Prere.)	1,300	1,491
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.250%	7/1/23 (Prere.)	2,500	2,886
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,209

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,191
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,371
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,771
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	505	622
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/31	1,015	1,162
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	1,750	1,897
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	575	696
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/33	1,200	1,339
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/42	2,000	2,145
New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20 (Prere.)	3,000	3,012
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20 (Prere.)	5,000	5,021
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20 (Prere.)	5,575	5,601
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/40	3,000	3,232
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/41	6,685	7,321
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/45	3,000	3,209
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46	5,110	5,557
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21 (ETM)	285	305
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	10,286
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,650	3,032
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	8,225	9,836
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,711
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,760
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,701
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,964
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,042
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,009
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	9,083

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	5,985
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,203
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	12,336
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,671
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,314
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,110
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	11,878
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,889
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	12,280	14,559
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,835
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,248
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/34	1,000	1,244
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/36	1,000	1,233
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/41	1,000	1,218
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/42	1,000	1,215
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,141
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/24	870	1,030
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	1,610	1,968
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	3,045	3,768
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,978
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	2,515	3,151
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	4,000	4,976
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	4,145	4,808

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	3,000	3,646
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	2,500	3,084
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/36	2,500	2,835
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/37	5,610	6,456
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41	3,000	3,611
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/42	11,310	13,698
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/44	2,220	2,798
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/49	6,500	7,541
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,773
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,822
New York State Housing Finance Agency Affordable Housing Revenue	3.625%	11/1/33	1,340	1,486
New York State Housing Finance Agency Affordable Housing Revenue	3.550%	11/1/39	1,000	1,075
New York State Housing Finance Agency Affordable Housing Revenue	3.550%	11/1/39	1,000	1,077
New York State Housing Finance Agency Affordable Housing Revenue	3.250%	11/1/41	3,145	3,281
New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43	1,140	1,237
New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43	2,380	2,567
New York State Housing Finance Agency Affordable Housing Revenue	3.875%	11/1/48	1,830	1,964
New York State Housing Finance Agency Affordable Housing Revenue	3.900%	11/1/48	1,665	1,789
New York State Housing Finance Agency Affordable Housing Revenue	3.950%	11/1/48	1,500	1,617
New York State Housing Finance Agency Revenue	1.750%	5/1/24	5,700	5,783
New York State Housing Finance Agency Revenue	3.250%	11/1/31	1,105	1,225
New York State Housing Finance Agency Revenue	3.650%	11/1/32	1,000	1,094
New York State Housing Finance Agency Revenue	3.800%	11/1/43	2,325	2,500

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Revenue	3.000%	11/1/44	1,500	1,555
New York State Housing Finance Agency Revenue	3.875%	11/1/48	2,635	2,827
New York State Housing Finance Agency Revenue	3.050%	11/1/49	3,000	3,106
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	8,000	7,889
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/29	19,500	19,061
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/29	12,500	12,214
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	10,000	9,789
New York State Mortgage Agency Homeowner Mortgage Revenue	4.100%	10/1/38	4,300	4,854
New York State Mortgage Agency Homeowner Mortgage Revenue	3.750%	10/1/43	3,400	3,665
New York State Mortgage Agency Homeowner Mortgage Revenue	3.800%	10/1/48	10,170	10,904
New York State Thruway Authority Revenue	5.000%	1/1/28	5,265	6,105
New York State Thruway Authority Revenue	5.000%	1/1/29	4,085	4,727
New York State Thruway Authority Revenue	5.000%	1/1/29	1,220	1,444
New York State Thruway Authority Revenue	5.000%	1/1/30	2,665	3,074
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	2,003
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,322
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,409
New York State Thruway Authority Revenue	5.000%	1/1/32	5,155	5,903
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,467
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,715
New York State Thruway Authority Revenue	5.000%	1/1/33	1,800	2,197
New York State Thruway Authority Revenue	5.000%	1/1/34	2,185	2,657
New York State Thruway Authority Revenue	5.000%	1/1/35	3,100	3,754
New York State Thruway Authority Revenue	4.000%	1/1/36	1,275	1,427
New York State Thruway Authority Revenue	4.000%	1/1/37	2,500	2,767
New York State Thruway Authority Revenue	4.000%	1/1/38	2,500	2,755
New York State Thruway Authority Revenue	4.000%	1/1/39	2,500	2,744
New York State Thruway Authority Revenue	4.000%	1/1/40	2,500	2,757
New York State Thruway Authority Revenue	4.000%	1/1/41	2,500	2,730
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,837
New York State Thruway Authority Revenue	5.000%	3/15/42	4,105	4,904
New York State Thruway Authority Revenue	4.000%	1/1/45	15,425	16,691
New York State Thruway Authority Revenue	4.000%	1/1/45	3,000	3,267
New York State Thruway Authority Revenue	3.000%	1/1/46	6,000	6,083
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,635
New York State Thruway Authority Revenue	3.000%	1/1/50	5,000	5,042
New York State Thruway Authority Revenue	4.000%	1/1/50	20,000	21,398
New York State Thruway Authority Revenue	4.000%	1/1/50	2,000	2,166
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,403
New York State Thruway Authority Revenue	3.000%	1/1/53	3,500	3,523

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	3.000%	1/1/53	3,500	3,523
New York State Thruway Authority Revenue	4.000%	1/1/53	8,000	8,530
New York State Thruway Authority Revenue	4.000%	1/1/53	2,000	2,160
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,390
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,500	1,679
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	7,340	8,138
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	3,410	4,096
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,701
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,311
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	2,000	2,353
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,035
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/48	5,000	5,590
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.140%	6/5/20	5,000	5,000
New York State Urban Development Corp. Revenue VRDO	0.140%	6/5/20	11,230	11,230
New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/39	175	219
New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/40	925	1,154
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/49	6,000	6,189
Niagara Falls NY Public Water Authority Revenue	4.250%	7/15/34 (15)	3,000	3,229
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/22 (Prere.)	320	346
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/22 (Prere.)	2,750	2,971
Oneida County NY Local Development Corp. Revenue (Mohawk Valley Health System Project)	4.000%	12/1/34 (4)	1,000	1,134
Oneida County NY Local Development Corp. Revenue (Mohawk Valley Health System Project)	4.000%	12/1/35 (4)	1,000	1,127
Oneida County NY Local Development Corp. Revenue (Mohawk Valley Health System Project)	4.000%	12/1/36 (4)	1,000	1,123
Oneida County NY Local Development Corp. Revenue (Mohawk Valley Health System Project)	4.000%	12/1/49 (4)	3,785	4,116
Oneida County NY Local Development Corp. Revenue (Utica College Project)	4.000%	7/1/39	500	476
Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.500%	3/1/24	2,465	2,376

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.250%	3/1/31	2,000	1,743
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/28	450	502
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/29	475	528
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/30	450	498
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,045
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/33	575	627
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/35	635	690
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,082
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/42	1,780	1,841
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/45	3,950	4,205
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,296
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,671
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	1,200	1,346
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	12/1/45	11,665	14,526
Onondaga County NY Trust For Cultural Resources Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,133
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/32	510	582
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/33	540	611
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	300	348
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/34	565	638
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/34	300	347
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/35	595	669
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/35	410	471
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/36	625	698
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	4.000%	7/1/36	435	450

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/37	355	395
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	4.000%	7/1/37	300	309
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/38	285	316
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	4.000%	7/1/38	275	282
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	4.000%	7/1/39	350	359
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	4.000%	7/1/40	300	307
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,098
Otsego County NY Capital Resource Corp. Revenue (Hartwick College)	5.000%	10/1/20	655	655
Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	3,545	4,169
Port Authority of New York & New Jersey Revenue	5.000%	7/15/31	315	392
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	1,750	2,044
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	1,290	1,469
Port Authority of New York & New Jersey Revenue	5.000%	11/15/35	4,265	5,100
Port Authority of New York & New Jersey Revenue	4.000%	9/1/38	1,750	1,945
Port Authority of New York & New Jersey Revenue	4.000%	9/1/38	3,380	3,797
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	13,000	15,070
Port Authority of New York & New Jersey Revenue	5.000%	11/15/42	3,000	3,515
Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	5,000	5,490
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	8,765	10,054
Port Authority of New York & New Jersey Revenue	4.000%	9/1/45	2,785	3,075
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	3,000	3,537
Port Authority of New York & New Jersey Revenue	5.000%	11/15/47	8,000	9,315
Port Authority of New York & New Jersey Revenue	5.000%	9/1/48	5,000	5,895
Port Authority of New York & New Jersey Revenue	4.000%	11/1/49	9,000	9,915
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	7,750	9,065
Port Authority of New York & New Jersey Revenue	5.000%	4/15/57	2,000	2,293
Port Authority of New York & New Jersey Revenue	5.000%	5/15/57	2,000	2,315

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	5.250%	11/15/57	11,450	13,447
Rockland County NY GO	3.000%	6/15/31 (4)	2,955	3,164
Rockland County NY GO	3.000%	6/15/32 (4)	2,815	2,984
Rockland County NY GO	3.000%	6/15/33 (4)	2,970	3,154
Rockland County NY GO	3.000%	6/15/35 (4)	3,105	3,273
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/32	220	272
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/33	175	215
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/34	225	276
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/35	225	275
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/36	500	608
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/38	300	363
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/43	3,550	4,247
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/48	4,520	5,373
Schenectady NY Public Improvement GO	3.000%	5/1/31 (4)	635	680
Schenectady NY Public Improvement GO	3.000%	5/1/32 (4)	1,205	1,291
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/28	310	370
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/29	660	785
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/31	450	530
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/34	830	960
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/35	1,510	1,741
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/36	545	627
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	8,870	9,395
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,650
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,665
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	14,180	14,685
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,321

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Inc. Project)	4.000%	12/1/21	310	308
[2]	Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Inc. Project)	4.000%	12/1/23	230	224
[2]	Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Inc. Project)	4.000%	12/1/24	250	241
[2]	Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Inc. Project)	4.000%	12/1/25	250	239
[2]	Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Inc. Project)	5.000%	12/1/29	720	711
[2]	Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Inc. Project)	5.000%	12/1/34	1,000	938
[2]	Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Inc. Project)	5.000%	12/1/40	2,000	1,784
	Suffolk County NY GO	5.000%	4/1/23 (15)	3,160	3,480
	Suffolk County NY GO	5.000%	4/1/24 (15)	3,075	3,480
	Suffolk County NY GO	5.000%	10/15/25 (4)	3,300	3,871
	Suffolk County NY GO	5.000%	10/15/26 (4)	1,150	1,375
	Suffolk County NY GO	4.000%	10/15/27 (15)	4,900	5,633
	Suffolk County NY GO	4.000%	10/15/27 (4)	2,410	2,725
	Suffolk County NY GO	4.000%	10/15/28 (15)	3,850	4,405
	Suffolk County NY GO	4.000%	4/1/30 (15)	4,420	4,971
	Suffolk County NY GO	4.000%	4/1/31 (15)	4,590	5,132
	Suffolk County NY Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	8,000	8,410
	Suffolk County NY Water Authority Water System Revenue	3.250%	6/1/43	580	623
	Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.000%	6/1/32	2,675	2,746
	Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.250%	6/1/37	3,300	3,398
	Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/33	1,025	1,177
	Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/34	1,200	1,370
	Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	842
	Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/35	1,000	1,134
	Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	576

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/36	1,000	1,143
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	3,095	3,595
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	5,680	6,679
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	5,000	5,850
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/30	5,225	6,066
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32	1,725	1,979
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33	5,000	5,707
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	6,000	6,825
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41	5,500	5,854
Tompkins County NY Development Corp. Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,772
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/26	7,770	8,671
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/29	2,705	2,163
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	725	858
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	500	590
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/31	5,500	4,075
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	6,990	7,771
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	3,010	3,609
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	5,000	6,781
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	3,500	2,546
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	235	167
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	2,000	2,332
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	1,540	1,865
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	3,210	3,871
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	5,000	6,199
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	5,010	5,929
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,500	2,928

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	5,010	5,969
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38	3,000	3,566
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40	2,525	2,912
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/41	7,510	8,794
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	4,600	5,425
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	7,675	9,142
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/43	10,000	12,004
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/44	6,325	7,578
	Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/45	4,000	4,643
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	5,835	6,840
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/49	2,240	2,719
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	3.000%	11/15/48	2,000	2,036
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48	10,000	11,045
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	5.000%	11/15/49	9,000	11,211
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	4.000%	11/15/54	7,000	7,871
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	5.000%	11/15/54	4,500	5,557
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	0.070%	6/1/20 LOC	1,420	1,420
[1]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.180%	6/5/20	14,000	14,000
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,096
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,123
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,145
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,153
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,838
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,147

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	2,900	3,441
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/38	2,500	2,956
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/39	2,845	3,354
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	2,060	2,242
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	9,650	11,037
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	3,150	3,593
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	2,755	3,334
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	5,185	5,911
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	23,700	28,580
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/38	3,010	3,749
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/39	3,015	3,750
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41	22,400	25,418
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20 (Prere.)	85	87
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20 (Prere.)	1,865	1,909
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	2,500	2,615
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25	1,810	1,885
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	11,715	12,226
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	15	15
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	235	240
	Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,356
	Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,525
	Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/20	280	280
	Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/21	425	434
	Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/22	400	416
	Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/23	425	448

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/24	250	267
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/25	260	280
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/26	290	315
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/27	270	294
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/28	280	303
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/29	500	541
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/34	200	213
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/42	450	471
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34	15,150	16,256
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42	7,640	8,235
Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,339
Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,045	1,081
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,111
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,108
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,104
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,707
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.750%	11/1/37	1,030	1,038
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	19,140	19,863
Yonkers NY Economic Development Corp. Educational Revenue (Charter School of Educational Excellence Project)	4.000%	10/15/29	200	195
Yonkers NY Economic Development Corp. Educational Revenue (Charter School of Educational Excellence Project)	5.000%	10/15/39	420	421

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Yonkers NY Economic Development Corp. Educational Revenue (Charter School of Educational Excellence Project)	5.000%	10/15/49	640	619
Yonkers NY Economic Development Corp. Educational Revenue (Charter School of Educational Excellence Project)	5.000%	10/15/54	465	445
				4,924,026
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	365	362
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	1,285	1,269
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	1,082	952
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	2,511	1,980
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,363	1,709
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	275	181
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,826	10,393
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	762	731
				17,577
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/27	475	506
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/29	1,000	1,071
Guam Power Authority Revenue	5.000%	10/1/31	5,980	6,562
[2] Guam Waterworks Authority Water & Wastewater System Revenue	5.000%	1/1/50	750	829
				8,968

Total Tax-Exempt Municipal Bonds (Cost $4,726,742)				4,950,571
Other Assets and Liabilities—Net (0.2%)				8,064
Net Assets (100%)				4,958,635

Cost is in $000.

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $21,710,000, representing 0.4% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,726,742)	4,950,571
Investment in Vanguard	227
Cash	60
Receivables for Investment Securities Sold	10,017
Receivables for Accrued Income	52,556
Receivables for Capital Shares Issued	1,711
Other Assets	188
Total Assets	5,015,330
Liabilities
Payables for Investment Securities Purchased	45,111
Payables for Capital Shares Redeemed	8,173
Payables for Distributions	3,173
Payables to Vanguard	238
Total Liabilities	56,695
Net Assets	4,958,635

At May 31, 2020, net assets consisted of:

Paid-in Capital	4,721,307
Total Distributable Earnings (Loss)	237,328
Net Assets	4,958,635

Investor Shares—Net Assets
Applicable to 42,840,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	509,395
Net Asset Value Per Share—Investor Shares	$11.89

Admiral Shares—Net Assets
Applicable to 374,186,699 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,449,240
Net Asset Value Per Share—Admiral Shares	$11.89

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	77,219
Total Income	77,219
Expenses
The Vanguard Group—Note B
Investment Advisory Services	291
Management and Administrative—Investor Shares	387
Management and Administrative—Admiral Shares	1,671
Marketing and Distribution—Investor Shares	38
Marketing and Distribution—Admiral Shares	144
Custodian Fees	11
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	2
Total Expenses	2,554
Expenses Paid Indirectly	(9)
Net Expenses	2,545
Net Investment Income	74,674
Realized Net Gain (Loss)
Investment Securities Sold	22,868
Futures Contracts	(2,623)
Realized Net Gain (Loss)	20,245
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(72,175)
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	(72,182)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,737

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,674	148,285
Realized Net Gain (Loss)	20,245	14,919
Change in Unrealized Appreciation (Depreciation)	(72,182)	263,684
Net Increase (Decrease) in Net Assets Resulting from Operations	22,737	426,888
Distributions[1]
Investor Shares	(9,541)	(15,852)
Admiral Shares	(83,324)	(141,963)
Total Distributions	(92,865)	(157,815)
Capital Share Transactions
Investor Shares	(32,949)	97,822
Admiral Shares	(136,353)	449,655
Net Increase (Decrease) from Capital Share Transactions	(169,302)	547,477
Total Increase (Decrease)	(239,430)	816,550
Net Assets
Beginning of Period	5,198,065	4,381,515
End of Period	4,958,635	5,198,065

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.01	$11.34	$11.71	$11.49	$11.84	$11.77
Investment Operations
Net Investment Income	.168 [1]	.354 [1]	.369[1]	.372[1]	.384	.390
Net Realized and Unrealized Gain (Loss) on Investments	(.078)	.696	(.314)	.282	(.343)	.070
Total from Investment Operations	.090	1.050	.055	.654	.041	.460
Distributions
Dividends from Net Investment Income	(.168)	(.355)	(.369)	(.372)	(.380)	(.390)
Distributions from Realized Capital Gains	(.042)	(.025)	(.056)	(.062)	(.011)	—
Total Distributions	(.210)	(.380)	(.425)	(.434)	(.391)	(.390)
Net Asset Value, End of Period	$11.89	$12.01	$11.34	$11.71	$11.49	$11.84
Total Return[2]	0.75%	9.37%	0.48%	5.76%	0.24%	3.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$509	$550	$425	$464	$460	$423
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.82%	3.00%	3.21%	3.18%	3.18%	3.26%
Portfolio Turnover Rate	16%	15%	18%	16%	18%	17%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.01	$11.34	$11.71	$11.49	$11.84	$11.77
Investment Operations
Net Investment Income	.173 [1]	.364 [1]	.378[1]	.384[1]	.396	.400
Net Realized and Unrealized Gain (Loss)
on Investments	(.078)	.695	(.314)	.282	(.343)	.070
Total from Investment Operations	.095	1.059	.064	.666	.053	.470
Distributions
Dividends from Net Investment Income	(.173)	(.364)	(.378)	(.384)	(.392)	(.400)
Distributions from Realized Capital Gains	(.042)	(.025)	(.056)	(.062)	(.011)	—
Total Distributions	(.215)	(.389)	(.434)	(.446)	(.403)	(.400)
Net Asset Value, End of Period	$11.89	$12.01	$11.34	$11.71	$11.49	$11.84
Total Return[2]	0.79%	9.46%	0.56%	5.87%	0.34%	4.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,449	$4,648	$3,956	$3,929	$3,527	$3,547
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.90%	3.08%	3.29%	3.28%	3.28%	3.34%
Portfolio Turnover Rate	16%	15%	18%	16%	18%	17%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at May 31, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New York Long-Term Tax-Exempt Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $227,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

E. As of May 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,729,225
Gross Unrealized Appreciation	249,492
Gross Unrealized Depreciation	(28,146)
Net Unrealized Appreciation (Depreciation)	221,346

New York Long-Term Tax-Exempt Fund

F. During the six months ended May 31, 2020, the fund purchased $779,192,000 of investment securities and sold $1,020,300,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $183,475,000 and $227,600,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
		May 31, 2020	November 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	92,584	7,730	183,561	15,618
Issued in Lieu of Cash Distributions	8,122	679	13,479	1,141
Redeemed	(133,655)	(11,384)	(99,218)	(8,432)
Net Increase (Decrease)—Investor Shares	(32,949)	(2,975)	97,822	8,327
Admiral Shares
Issued	475,174	39,897	934,741	79,570
Issued in Lieu of Cash Distributions	60,743	5,076	102,567	8,688
Redeemed	(672,270)	(57,684)	(587,653)	(50,257)
Net Increase (Decrease)—Admiral Shares	(136,353)	(12,711)	449,655	38,001

H. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard New York Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard New York Long-Term Tax-Exempt Fund’s program, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q762 072020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.